Land use rights, net	12 Months Ended
Dec. 31, 2011
Land use rights, net
7	Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value is analyzed as follows:

	December 31,
	2010	2011
Cost
Land use rights in PRC	$47,706	$58,086
Less: Accumulated amortization	(1,627)	(2,814)

Net book value	$46,079	$55,272

Amortization expense was $506, $847 and $1,093 for years ended December 31, 2009, 2010 and 2011, respectively.